Other Receivables and Other Current Assets (Details) - USD ($)				1 Months Ended		3 Months Ended
		May 24, 2024	Apr. 12, 2023	Feb. 29, 2024	Jul. 31, 2022	Sep. 30, 2024	Jun. 30, 2025	Jul. 18, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023
Other Receivables and Other Current Assets, Net [Line Items]
collaboration deposits	[1]					$ 1,487,372
Estimated credit loss						243			1,100		$ 214
Consideration amount			$ 3,000
Expire date				Feb. 24, 2025
Service deposit						21,274			21,274	$ 209,768
Remitted a service deposit						174,288
Purchase of insurance premium				$ 74,078
Insurance amounted									42,812
Galactech Sdn Bhd [Member]
Other Receivables and Other Current Assets, Net [Line Items]
Network design consultancy								$ 727,626
Remitted a service deposit						287,448
D&O Insurance [Member]
Other Receivables and Other Current Assets, Net [Line Items]
Insurance premium amount				$ 74,078		24,293
Nexgen [Member]
Other Receivables and Other Current Assets, Net [Line Items]
Estimated credit loss						48,508			42,412		0
Service deposit						121,945			121,945
Morgan [Member]
Other Receivables and Other Current Assets, Net [Line Items]
Estimated credit loss						63,613			63,613		0
Consideration amount		$ 148,500
Consideration amount		$ 148,500
Service Agreement [Member]
Other Receivables and Other Current Assets, Net [Line Items]
Estimated credit loss						$ 121,271			$ 106,028		$ 0
Consideration amount					$ 477,251
Consideration amount					$ 477,251
Forecast [Member]
Other Receivables and Other Current Assets, Net [Line Items]
Service deposit							$ 84,823

[1]	On September 20, 2024, the Company entered into a partnership agreement (the “Partnership Agreement”) with Credilab Sdn. Bhd. (“CLSB”) for five years. Pursuant to the Partnership Agreement, the Company and CLSB will establish a strategic partnership aimed at leveraging their respective core competencies, resources, and market expertise to drive mutual benefit and growth, while the Company will periodically provide collaboration deposit fund to CLSB, which CLSB will be utilized to support CLSB’s credit service activities for the portfolio clients introduced by the Company’s ZCity App (“Portfolio Clients”). In return, the Company will share half of the revenue and processing fee from CLSB’s profit derived from Portfolio Client. As of September 30, the Company has disbursed $1,487,372 collaboration deposits to CLSB.